Segment information	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segment information
2.2 Segment information
Operating segments are defined as components of an entity for which discrete financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in making decisions regarding resource allocation and performance assessment.
On’s CODM is the On Executive Team which consists of the three Co-Founders and the two Co-CEOs. The CODM does not regularly review financial information for any individual component, such as sales channels, geographic regions or product groups that would allow decisions to be made about allocation of resources or performance.
On operates as single-brand consumer products business and therefore has a single reportable segment. This is primarily due to On’s business activities which focus on driving sales growth by increasing overall brand awareness and market share. The key operating expenditures related to cost of sales, distribution, selling, marketing and general and administrative expenses, are either not differentiated across individual components, or are managed to benefit the entire On brand irrespective of the impact on the potential profitability of a particular component.
As discussed above in 2.1 Net sales, during the first quarter of 2023, the Company updated its reporting of geographic areas. As such, the non-current assets by geography as at June 30, 2023 and December 31, 2022 reflects this new reporting structure. The new reporting of geography areas has no impact on previously reported consolidated historical non-current assets. The new reporting of non-current assets by geographic area includes a reallocation of CHF 1.3 million from Rest of World to Americas, for the twelve-month period ended December 31, 2022.

The following table reports the carrying amount of On’s non-current assets by geographic area:

(CHF in millions)	6/30/2023	12/31/2022

Europe, Middle East and Africa	286.1	246.8
thereof Switzerland	259.6	222.0
Americas	74.0	59.9
thereof the United States	72.6	58.5
Asia-Pacific	21.4	24.1
Non-current assets	381.5	330.9